SHARE-BASED COMPENSATION - Share-based compensation expense (Details) - Kaixin 2021 Plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SHARE-BASED COMPENSATION
Total share-based compensation expense	$ 10,856	$ 11,968	$ 39,310
Selling and marketing
SHARE-BASED COMPENSATION
Total share-based compensation expense			239
Research and development
SHARE-BASED COMPENSATION
Total share-based compensation expense			44
General and administrative
SHARE-BASED COMPENSATION
Total share-based compensation expense	$ 10,856	$ 11,968	$ 39,027